Business combinations - Pro-Forma Information (Details) - GBP (£) £ in Thousands	1 Months Ended	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended
	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2024
GalaxE
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					£ 23,596
Profit/ (loss)					(1,840)
Revenue of combined entity as if combination occurred at beginning of period					121,984
Profit (loss) of combined entity as if combination occurred at beginning of period					(6,189)
GalaxE | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs					1,678
EQ Tek
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		£ 5,102
Profit/ (loss)		£ 615
Revenue of combined entity as if combination occurred at beginning of period					15,305
Profit (loss) of combined entity as if combination occurred at beginning of period					1,727
EQ Tek | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs					49
TLM
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date				£ 5,262
Profit/ (loss)				£ (7,803)
Revenue of combined entity as if combination occurred at beginning of period					5,742
Profit (loss) of combined entity as if combination occurred at beginning of period					(8,152)
TLM | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs					£ 769
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date	£ 1,703
Profit/ (loss)	£ 371
Revenue of combined entity as if combination occurred at beginning of period						£ 29,030
Profit (loss) of combined entity as if combination occurred at beginning of period						3,273
DEK Corporation Pty Ltd | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs						895
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date							£ 2,019
Profit/ (loss)							297
Revenue of combined entity as if combination occurred at beginning of period							10,086
Profit (loss) of combined entity as if combination occurred at beginning of period							127
Mudbath & Co Pty Ltd | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs							£ 277
Lexicon
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date			£ 11,867
Profit/ (loss)			£ 605
Revenue of combined entity as if combination occurred at beginning of period						16,269
Profit (loss) of combined entity as if combination occurred at beginning of period						1,061
Lexicon | Legal and professional fees
Disclosure of detailed information about business combination [line items]
Acquisition related costs						£ 770